Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMCAP Fund
Entity Central Index Key	0000004405
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
AMCAP Fund® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class A
Trading Symbol	AMCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.65% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class C
Trading Symbol	AMPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.40% *
*
Annualized
.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-5
Trading Symbol	RAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 20	0.38% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-6
Trading Symbol	RAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 17	0.33% *
*
Annualized
.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
AMCAP Fund® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class T
Trading Symbol	TAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 21	0.41% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-1
Trading Symbol	AMPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37	0.70% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-2
Trading Symbol	AMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.44% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-3
Trading Symbol	FMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-2
Trading Symbol	FMMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 23	0.44% *
*
Annualized
.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-3
Trading Symbol	FMCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 20	0.38% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-1
Trading Symbol	RAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 74	1.41% *
*Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.41%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
AMCAP Fund® - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-2
Trading Symbol	RAFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 74	1.42% *
*
Annualized
.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.42%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-2E
Trading Symbol	RAEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 59	1.13% *
*
Annualized
.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
AMCAP Fund® - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-3
Trading Symbol	RAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 51	0.98% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-4
Trading Symbol	RAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 36	0.68% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-5E
Trading Symbol	RAEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.48% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
AMCAP Fund® - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-A
Trading Symbol	CAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.69% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-C
Trading Symbol	CAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 75	1.44% *
*Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-E
Trading Symbol	CAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 48	0.92% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-T
Trading Symbol	TACMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 24	0.46% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-1
Trading Symbol	CAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 27	0.51% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 88,042,000,000
Holdings Count | Holding	187
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.